Earnings per Share ("EPS") and Diluted Earnings per Share ("Diluted EPS") - Additional Information (Detail)	12 Months Ended
Dec. 31, 2025 shares
Share purchase options [member]
Earnings per share [line items]
Share options not included in calculation of diluted earnings per share	0